STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

September 30, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Automobiles & Components - 1.7%
Aptiv PLC	17,488	[a]	1,259,311
BorgWarner, Inc.	14,695		533,282
Ford Motor Co.	265,713		2,805,929
General Motors Co.	76,610		3,435,192
Tesla, Inc.	187,930	[a]	49,168,126
			57,201,840
Banks - 3.1%
Bank of America Corp.	463,516		18,392,315
Citigroup, Inc.	128,875		8,067,575
Citizens Financial Group, Inc.	29,897		1,227,870
Fifth Third Bancorp	46,863		2,007,611
Huntington Bancshares, Inc.	96,122		1,412,993
JPMorgan Chase & Co.	192,577		40,606,786
KeyCorp	61,348		1,027,579
M&T Bank Corp.	11,417		2,033,596
Regions Financial Corp.	60,770		1,417,764
The PNC Financial Services Group, Inc.	26,644		4,925,143
Truist Financial Corp.	90,256		3,860,249
U.S. Bancorp	104,886		4,796,437
Wells Fargo & Co.	230,471		13,019,307
			102,795,225
Capital Goods - 5.7%
3M Co.	37,044		5,063,915
A.O. Smith Corp.	7,976		716,484
Allegion PLC	5,743		836,985
AMETEK, Inc.	15,608		2,680,050
Axon Enterprise, Inc.	4,907	[a]	1,960,837
Builders FirstSource, Inc.	7,916	[a]	1,534,596
Carrier Global Corp.	56,731		4,566,278
Caterpillar, Inc.	33,318		13,031,336
Cummins, Inc.	9,264		2,999,591
Deere & Co.	17,636		7,360,032
Dover Corp.	9,204		1,764,775
Eaton Corp. PLC	27,033		8,959,818
Emerson Electric Co.	38,644		4,226,494
Fastenal Co.	38,638		2,759,526
Fortive Corp.	23,439		1,850,040
GE Vernova, Inc.	18,687	[a]	4,764,811
Generac Holdings, Inc.	3,949	[a]	627,417
General Dynamics Corp.	16,903		5,108,087
General Electric Co.	73,465		13,854,030
Honeywell International, Inc.	44,044		9,104,335
Howmet Aerospace, Inc.	27,415		2,748,354

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Capital Goods - 5.7% (continued)
Hubbell, Inc.	3,683		1,577,613
Huntington Ingalls Industries, Inc.	2,621		692,940
IDEX Corp.	5,247		1,125,481
Illinois Tool Works, Inc.	18,148		4,756,046
Ingersoll Rand, Inc.	27,133		2,663,375
Johnson Controls International PLC	45,412		3,524,425
L3Harris Technologies, Inc.	12,701		3,021,187
Lockheed Martin Corp.	14,434		8,437,539
Masco Corp.	14,941		1,254,148
Nordson Corp.	3,538		929,185
Northrop Grumman Corp.	9,354		4,939,567
Otis Worldwide Corp.	27,120		2,818,853
PACCAR, Inc.	35,591		3,512,120
Parker-Hannifin Corp.	8,733		5,517,684
Pentair PLC	10,916		1,067,476
Quanta Services, Inc.	9,886		2,947,511
Rockwell Automation, Inc.	7,576		2,033,853
RTX Corp.	90,030		10,908,035
Snap-on, Inc.	3,570		1,034,265
Stanley Black & Decker, Inc.	10,591		1,166,387
Textron, Inc.	13,060		1,156,855
The Boeing Company	39,710	[a]	6,037,508
Trane Technologies PLC	15,225		5,918,414
TransDigm Group, Inc.	3,800		5,423,094
United Rentals, Inc.	4,523		3,662,409
W.W. Grainger, Inc.	2,953		3,067,606
Westinghouse Air Brake Technologies Corp.	11,766		2,138,706
Xylem, Inc.	16,634		2,246,089
			190,096,162
Commercial & Professional Services - 1.2%
Automatic Data Processing, Inc.	27,884		7,716,339
Broadridge Financial Solutions, Inc.	7,804		1,678,094
Cintas Corp.	23,443		4,826,445
Copart, Inc.	59,936	[a]	3,140,646
Dayforce, Inc.	11,062	[a]	677,547
Equifax, Inc.	8,335		2,449,323
Jacobs Solutions, Inc.	8,253		1,080,318
Leidos Holdings, Inc.	8,986		1,464,718
Paychex, Inc.	21,434		2,876,228
Paycom Software, Inc.	3,593		598,486
Republic Services, Inc.	13,838		2,779,224
Rollins, Inc.	19,017		961,880
Veralto Corp.	16,315		1,824,996
Verisk Analytics, Inc.	9,565		2,563,037

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Commercial & Professional Services - 1.2% (continued)
Waste Management, Inc.	24,770		5,142,252
			39,779,533
Consumer Discretionary Distribution & Retail - 5.6%
Amazon.com, Inc.	631,655	[a]	117,696,276
AutoZone, Inc.	1,168	[a]	3,679,247
Best Buy Co., Inc.	13,164		1,359,841
CarMax, Inc.	11,044	[a]	854,585
eBay, Inc.	33,321		2,169,530
Genuine Parts Co.	9,243		1,291,062
LKQ Corp.	17,311		691,055
Lowe's Cos., Inc.	38,675		10,475,124
O'Reilly Automotive, Inc.	3,955	[a]	4,554,578
Pool Corp.	2,567		967,246
Ross Stores, Inc.	22,769		3,426,962
The Home Depot, Inc.	67,208		27,232,682
The TJX Companies, Inc.	76,606		9,004,269
Tractor Supply Co.	7,399		2,152,591
Ulta Beauty, Inc.	3,151	[a]	1,226,117
			186,781,165
Consumer Durables & Apparel - .8%
D.R. Horton, Inc.	20,005		3,816,354
Deckers Outdoor Corp.	10,324	[a]	1,646,162
Garmin Ltd.	10,252		1,804,660
Hasbro, Inc.	9,206		665,778
Lennar Corp., Cl. A	16,215		3,039,988
Lululemon Athletica, Inc.	7,688	[a]	2,086,139
Mohawk Industries, Inc.	3,749	[a]	602,389
NIKE, Inc., Cl. B	81,518		7,206,191
NVR, Inc.	210	[a]	2,060,478
PulteGroup, Inc.	14,128		2,027,792
Ralph Lauren Corp.	2,609		505,807
Tapestry, Inc.	15,061		707,566
			26,169,304
Consumer Services - 1.9%
Airbnb, Inc., Cl. A	29,753	[a]	3,772,978
Booking Holdings, Inc.	2,280		9,603,634
Caesars Entertainment, Inc.	15,562	[a,b]	649,558
Carnival Corp.	66,372	[a]	1,226,555
Chipotle Mexican Grill, Inc.	92,179	[a]	5,311,354
Darden Restaurants, Inc.	8,090		1,327,812
Domino's Pizza, Inc.	2,279		980,289
Expedia Group, Inc.	8,376	[a]	1,239,816
Hilton Worldwide Holdings, Inc.	16,860		3,886,230
Las Vegas Sands Corp.	22,984		1,157,015
Marriott International, Inc., Cl. A	16,041		3,987,793

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Consumer Services - 1.9% (continued)
McDonald's Corp.	48,792		14,857,652
MGM Resorts International	15,649	[a]	611,719
Norwegian Cruise Line Holdings Ltd.	29,816	[a,b]	611,526
Royal Caribbean Cruises Ltd.	15,883		2,817,009
Starbucks Corp.	76,498		7,457,790
Wynn Resorts Ltd.	6,102		585,060
Yum! Brands, Inc.	18,943		2,646,527
			62,730,317
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp.	30,135		26,715,280
Dollar General Corp.	14,848		1,255,695
Dollar Tree, Inc.	13,485	[a]	948,265
Sysco Corp.	33,434		2,609,858
Target Corp.	31,411		4,895,718
The Kroger Company	45,128		2,585,834
Walgreens Boots Alliance, Inc.	47,069	[b]	421,738
Walmart, Inc.	292,067		23,584,410
			63,016,798
Energy - 3.3%
APA Corp.	25,962		635,031
Baker Hughes Co.	67,183		2,428,665
Chevron Corp.	115,349		16,987,447
ConocoPhillips	78,900		8,306,592
Coterra Energy, Inc.	52,429		1,255,675
Devon Energy Corp.	42,127		1,648,008
Diamondback Energy, Inc.	11,934		2,057,422
EOG Resources, Inc.	38,980		4,791,811
EQT Corp.	39,194		1,436,068
Exxon Mobil Corp.	301,089		35,293,653
Halliburton Co.	59,032		1,714,880
Hess Corp.	18,365		2,493,967
Kinder Morgan, Inc.	129,841		2,868,188
Marathon Oil Corp.	36,716		977,747
Marathon Petroleum Corp.	22,772		3,709,787
Occidental Petroleum Corp.	44,924		2,315,383
ONEOK, Inc.	39,503		3,599,908
Phillips 66	28,093		3,692,825
Schlumberger NV	96,885		4,064,326
Targa Resources Corp.	14,862		2,199,725
The Williams Companies, Inc.	82,427		3,762,793
Valero Energy Corp.	21,832		2,947,975
			109,187,876
Equity Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc.	10,800	[c]	1,282,500
American Tower Corp.	31,542	[c]	7,335,408

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Equity Real Estate Investment Trusts - 2.2% (continued)
AvalonBay Communities, Inc.	9,543	[c]	2,149,561
BXP, Inc.	9,701	[c]	780,542
Camden Property Trust	7,151	[c]	883,363
Crown Castle, Inc.	29,239	[c]	3,468,623
Digital Realty Trust, Inc.	21,027	[c]	3,402,799
Equinix, Inc.	6,452	[c]	5,726,989
Equity Residential	23,200	[c]	1,727,472
Essex Property Trust, Inc.	4,292	[c]	1,267,943
Extra Space Storage, Inc.	14,374	[c]	2,590,051
Federal Realty Investment Trust	4,800	[c]	551,856
Healthpeak Properties, Inc.	46,007	[c]	1,052,180
Host Hotels & Resorts, Inc.	45,764	[c]	805,446
Invitation Homes, Inc.	38,644	[c]	1,362,587
Iron Mountain, Inc.	19,726	[c]	2,344,041
Kimco Realty Corp.	45,879	[c]	1,065,310
Mid-America Apartment Communities, Inc.	7,945	[c]	1,262,460
Prologis, Inc.	62,569	[c]	7,901,213
Public Storage	10,695	[c]	3,891,590
Realty Income Corp.	59,560	[c]	3,777,295
Regency Centers Corp.	10,835	[c]	782,612
SBA Communications Corp.	7,391	[c]	1,779,014
Simon Property Group, Inc.	21,052	[c]	3,558,209
UDR, Inc.	19,231	[c]	871,934
Ventas, Inc.	28,000	[c]	1,795,640
VICI Properties, Inc.	71,449	[c]	2,379,966
Welltower, Inc.	39,441	[c]	5,049,631
Weyerhaeuser Co.	48,570	[c]	1,644,580
			72,490,815
Financial Services - 7.5%
American Express Co.	38,048		10,318,618
Ameriprise Financial, Inc.	6,698		3,146,787
Berkshire Hathaway, Inc., Cl. B	123,833	[a]	56,995,377
BlackRock, Inc.	9,446		8,969,071
Blackstone, Inc.	48,687		7,455,440
Capital One Financial Corp.	26,031		3,897,622
Cboe Global Markets, Inc.	7,274		1,490,224
CME Group, Inc.	24,164		5,331,787
Corpay, Inc.	4,703	[a]	1,470,910
Discover Financial Services	16,863		2,365,710
FactSet Research Systems, Inc.	2,629		1,208,946
Fidelity National Information Services, Inc.	37,189		3,114,579
Fiserv, Inc.	39,193	[a]	7,041,022
Franklin Resources, Inc.	21,069		424,540
Global Payments, Inc.	17,079		1,749,231
Intercontinental Exchange, Inc.	38,678		6,213,234

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Financial Services - 7.5% (continued)
Invesco Ltd.	29,758		522,550
Jack Henry & Associates, Inc.	4,686		827,266
KKR & Co., Inc.	45,662		5,962,544
MarketAxess Holdings, Inc.	2,704		692,765
Mastercard, Inc., Cl. A	55,932		27,619,222
Moody's Corp.	10,565		5,014,043
Morgan Stanley	84,369		8,794,625
MSCI, Inc.	5,306		3,093,027
Nasdaq, Inc.	27,183		1,984,631
Northern Trust Corp.	13,588		1,223,328
PayPal Holdings, Inc.	69,322	[a]	5,409,196
Raymond James Financial, Inc.	12,374		1,515,320
S&P Global, Inc.	21,683		11,201,871
State Street Corp.	19,961		1,765,950
Synchrony Financial	26,069		1,300,322
T. Rowe Price Group, Inc.	14,936		1,626,978
The Bank of New York Mellon Corp.	51,713		3,716,096
The Charles Schwab Corp.	100,697		6,526,173
The Goldman Sachs Group, Inc.	21,392		10,591,393
Visa, Inc., Cl. A	112,393	[b]	30,902,455
			251,482,853
Food, Beverage & Tobacco - 2.6%
Altria Group, Inc.	116,913		5,967,240
Archer-Daniels-Midland Co.	32,539		1,943,880
Brown-Forman Corp., Cl. B	11,307	[b]	556,304
Bunge Global SA	9,482		916,340
Campbell Soup Co.	13,419		656,457
Conagra Brands, Inc.	31,988		1,040,250
Constellation Brands, Inc., Cl. A	10,777		2,777,125
General Mills, Inc.	38,140		2,816,639
Hormel Foods Corp.	18,681		592,188
Kellanova	18,501		1,493,216
Keurig Dr. Pepper, Inc.	72,205		2,706,243
Lamb Weston Holdings, Inc.	10,195		660,024
McCormick & Co., Inc.	17,350		1,427,905
Molson Coors Beverage Co., Cl. B	11,860		682,187
Mondelez International, Inc., Cl. A	90,526		6,669,050
Monster Beverage Corp.	47,967	[a]	2,502,438
PepsiCo, Inc.	92,942		15,804,787
Philip Morris International, Inc.	105,215		12,773,101
The Coca-Cola Company	264,139		18,981,029
The Hershey Company	10,076		1,932,375
The J.M. Smucker Company	7,412		897,593
The Kraft Heinz Company	56,208		1,973,463

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Food, Beverage & Tobacco - 2.6% (continued)
Tyson Foods, Inc., Cl. A	19,267		1,147,543
			86,917,377
Health Care Equipment & Services - 4.8%
Abbott Laboratories	118,516		13,512,009
Align Technology, Inc.	4,758	[a]	1,210,055
Baxter International, Inc.	35,626		1,352,719
Becton, Dickinson and Co.	19,575		4,719,532
Boston Scientific Corp.	100,159	[a]	8,393,324
Cardinal Health, Inc.	16,092		1,778,488
Cencora, Inc.	11,659		2,624,208
Centene Corp.	35,652	[a]	2,683,883
CVS Health Corp.	85,190		5,356,747
DaVita, Inc.	3,184	[a]	521,953
DexCom, Inc.	27,221	[a]	1,824,896
Edwards Lifesciences Corp.	40,595	[a]	2,678,864
Elevance Health, Inc.	15,834		8,233,680
GE HealthCare Technologies, Inc.	29,105		2,731,504
HCA Healthcare, Inc.	12,620		5,129,147
Henry Schein, Inc.	8,060	[a]	587,574
Hologic, Inc.	15,695	[a]	1,278,515
Humana, Inc.	8,060		2,552,924
IDEXX Laboratories, Inc.	5,553	[a]	2,805,487
Insulet Corp.	4,845	[a]	1,127,674
Intuitive Surgical, Inc.	24,032	[a]	11,806,201
Labcorp Holdings, Inc.	5,566		1,243,890
McKesson Corp.	8,803		4,352,379
Medtronic PLC	87,154		7,846,475
Molina Healthcare, Inc.	3,898	[a]	1,343,095
Quest Diagnostics, Inc.	7,633		1,185,023
ResMed, Inc.	9,806		2,393,841
Solventum Corp.	9,974	[a]	695,387
Steris PLC	6,477		1,570,932
Stryker Corp.	23,098		8,344,383
Teleflex, Inc.	3,066		758,283
The Cigna Group	18,934		6,559,495
The Cooper Companies, Inc.	13,640		1,505,038
UnitedHealth Group, Inc.	62,515		36,551,270
Universal Health Services, Inc., Cl. B	3,854		882,605
Zimmer Biomet Holdings, Inc.	13,626		1,470,927
			159,612,407
Household & Personal Products - 1.3%
Church & Dwight Co., Inc.	16,167		1,693,008
Colgate-Palmolive Co.	55,196		5,729,897
Kenvue, Inc.	129,005		2,983,886
Kimberly-Clark Corp.	22,781		3,241,281

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Household & Personal Products - 1.3% (continued)
The Clorox Company	8,198		1,335,536
The Estee Lauder Companies, Inc., Cl. A	15,389		1,534,129
The Procter & Gamble Company	159,589		27,640,815
			44,158,552
Insurance - 2.1%
Aflac, Inc.	34,883		3,899,919
American International Group, Inc.	43,957		3,218,971
Aon PLC, Cl. A	14,743		5,100,931
Arch Capital Group Ltd.	25,230	[a]	2,822,732
Arthur J. Gallagher & Co.	14,886		4,188,474
Assurant, Inc.	3,296		655,443
Brown & Brown, Inc.	15,538		1,609,737
Chubb Ltd.	25,530		7,362,597
Cincinnati Financial Corp.	10,936		1,488,608
Erie Indemnity Co., Cl. A	1,623		876,128
Everest Group Ltd.	2,825		1,106,920
Globe Life, Inc.	5,825		616,926
Loews Corp.	12,005		948,995
Marsh & McLennan Cos., Inc.	33,284		7,425,328
MetLife, Inc.	39,806		3,283,199
Principal Financial Group, Inc.	14,438		1,240,224
Prudential Financial, Inc.	24,313		2,944,304
The Allstate Corp.	17,958		3,405,735
The Hartford Financial Services Group, Inc.	19,857		2,335,382
The Progressive Corp.	39,653		10,062,345
The Travelers Companies, Inc.	15,475		3,623,007
W.R. Berkley Corp.	20,998		1,191,217
Willis Towers Watson PLC	6,826		2,010,462
			71,417,584
Materials - 2.2%
Air Products & Chemicals, Inc.	15,109		4,498,554
Albemarle Corp.	7,972		755,028
Amcor PLC	96,927		1,098,183
Avery Dennison Corp.	5,714		1,261,423
Ball Corp.	20,669		1,403,632
Celanese Corp.	7,342		998,218
CF Industries Holdings, Inc.	11,931		1,023,680
Corteva, Inc.	47,034		2,765,129
Dow, Inc.	47,383		2,588,533
DuPont de Nemours, Inc.	28,797		2,566,101
Eastman Chemical Co.	7,944		889,331
Ecolab, Inc.	17,322		4,422,826
FMC Corp.	8,575		565,435
Freeport-McMoRan, Inc.	97,163		4,850,377
International Flavors & Fragrances, Inc.	17,043		1,788,322

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Materials - 2.2% (continued)
International Paper Co.	23,183	[b]	1,132,490
Linde PLC	32,612		15,551,358
LyondellBasell Industries NV, Cl. A	16,936		1,624,162
Martin Marietta Materials, Inc.	4,098		2,205,748
Newmont Corp.	77,966		4,167,283
Nucor Corp.	15,994		2,404,538
Packaging Corp. of America	6,089		1,311,571
PPG Industries, Inc.	15,777		2,089,821
Smurfit WestRock PLC	33,779		1,669,358
Steel Dynamics, Inc.	9,900		1,248,192
The Mosaic Company	20,963		561,389
The Sherwin-Williams Company	15,708		5,995,272
Vulcan Materials Co.	8,881		2,224,069
			73,660,023
Media & Entertainment - 7.8%
Alphabet, Inc., Cl. A	396,840		65,815,914
Alphabet, Inc., Cl. C	325,370		54,398,610
Charter Communications, Inc., Cl. A	6,526	[a,b]	2,114,946
Comcast Corp., Cl. A	261,883		10,938,853
Electronic Arts, Inc.	16,201		2,323,871
Fox Corp., Cl. A	14,997		634,823
Fox Corp., Cl. B	7,258		281,610
Live Nation Entertainment, Inc.	10,460	[a]	1,145,265
Match Group, Inc.	16,846	[a]	637,453
Meta Platforms, Inc., Cl. A	147,946		84,690,208
Netflix, Inc.	29,097	[a]	20,637,629
News Corporation, Cl. A	25,770		686,255
News Corporation, Cl. B	7,085	[b]	198,026
Omnicom Group, Inc.	13,649		1,411,170
Paramount Global, Cl. B	42,705	[b]	453,527
Take-Two Interactive Software, Inc.	10,987	[a]	1,688,812
The Interpublic Group of Companies, Inc.	26,109		825,828
The Walt Disney Company	122,955		11,827,041
Warner Bros Discovery, Inc.	153,672	[a]	1,267,794
			261,977,635
Pharmaceuticals, Biotechnology & Life Sciences - 6.7%
AbbVie, Inc.	119,646		23,627,692
Agilent Technologies, Inc.	19,578		2,906,941
Amgen, Inc.	36,546		11,775,487
Biogen, Inc.	9,759	[a]	1,891,685
Bio-Techne Corp.	10,898		871,077
Bristol-Myers Squibb Co.	136,808		7,078,446
Catalent, Inc.	12,519	[a]	758,276
Charles River Laboratories International, Inc.	3,532	[a]	695,698
Danaher Corp.	43,585		12,117,502

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 6.7% (continued)
Eli Lilly & Co.	53,424		47,330,459
Gilead Sciences, Inc.	84,110		7,051,782
Incyte Corp.	10,831	[a]	715,929
IQVIA Holdings, Inc.	11,772	[a]	2,789,611
Johnson & Johnson	163,034		26,421,290
Merck & Co., Inc.	171,705		19,498,820
Mettler-Toledo International, Inc.	1,417	[a]	2,125,075
Moderna, Inc.	22,949	[a]	1,533,682
Pfizer, Inc.	383,886		11,109,661
Regeneron Pharmaceuticals, Inc.	7,226	[a]	7,596,260
Revvity, Inc.	8,180		1,044,995
Thermo Fisher Scientific, Inc.	25,892		16,016,014
Vertex Pharmaceuticals, Inc.	17,444	[a]	8,112,856
Viatris, Inc.	77,835		903,664
Waters Corp.	3,902	[a]	1,404,291
West Pharmaceutical Services, Inc.	4,915		1,475,286
Zoetis, Inc.	30,746		6,007,153
			222,859,632
Real Estate Management & Development - .1%
CBRE Group, Inc., Cl. A	20,184	[a]	2,512,504
CoStar Group, Inc.	27,257	[a]	2,056,268
			4,568,772
Semiconductors & Semiconductor Equipment - 10.9%
Advanced Micro Devices, Inc.	109,681	[a]	17,996,458
Analog Devices, Inc.	33,496		7,709,774
Applied Materials, Inc.	56,606		11,437,242
Broadcom, Inc.	314,988		54,335,430
Enphase Energy, Inc.	8,859	[a]	1,001,244
First Solar, Inc.	7,139	[a]	1,780,752
Intel Corp.	286,742		6,726,967
KLA Corp.	9,085		7,035,515
Lam Research Corp.	8,822		7,199,458
Microchip Technology, Inc.	36,119		2,899,994
Micron Technology, Inc.	74,705		7,747,656
Monolithic Power Systems, Inc.	3,331		3,079,509
NVIDIA Corp.	1,665,906		202,307,625
NXP Semiconductors NV	17,250		4,140,172
ON Semiconductor Corp.	29,046	[a]	2,109,030
Qorvo, Inc.	6,740	[a]	696,242
Qualcomm, Inc.	75,701		12,872,955
Skyworks Solutions, Inc.	11,197		1,105,928
Teradyne, Inc.	11,239		1,505,239
Texas Instruments, Inc.	61,708		12,747,022
			366,434,212

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Software & Services - 11.3%
Accenture PLC, Cl. A	42,455		15,006,993
Adobe, Inc.	30,042	[a]	15,555,147
Akamai Technologies, Inc.	10,858	[a]	1,096,115
Amentum Holdings, Inc.	8,253	[a]	266,159
Ansys, Inc.	6,039	[a]	1,924,207
Autodesk, Inc.	14,751	[a]	4,063,605
Cadence Design Systems, Inc.	18,467	[a]	5,005,111
Cognizant Technology Solutions Corp., Cl. A	34,056		2,628,442
CrowdStrike Holdings, Inc., Cl. A	15,836	[a]	4,441,523
EPAM Systems, Inc.	4,016	[a]	799,304
Fair Isaac Corp.	1,658	[a]	3,222,356
Fortinet, Inc.	42,864	[a]	3,324,103
Gartner, Inc.	5,213	[a]	2,641,740
Gen Digital, Inc.	36,535		1,002,155
GoDaddy, Inc., Cl. A	9,463	[a]	1,483,609
International Business Machines Corp.	62,283		13,769,526
Intuit, Inc.	18,967		11,778,507
Microsoft Corp.	503,297		216,568,699
Oracle Corp.	108,198		18,436,939
Palantir Technologies, Inc., Cl. A	136,033	[a]	5,060,428
Palo Alto Networks, Inc.	21,817	[a]	7,457,051
PTC, Inc.	8,141	[a]	1,470,753
Roper Technologies, Inc.	7,224		4,019,723
Salesforce, Inc.	65,670		17,974,536
ServiceNow, Inc.	13,966	[a]	12,491,051
Synopsys, Inc.	10,357	[a]	5,244,681
Tyler Technologies, Inc.	2,933	[a]	1,712,051
Verisign, Inc.	5,917	[a]	1,123,993
			379,568,507
Technology Hardware & Equipment - 8.9%
Amphenol Corp., Cl. A	81,570		5,315,101
Apple, Inc.	1,029,031		239,764,223
Arista Networks, Inc.	17,291	[a]	6,636,632
CDW Corp.	9,018		2,040,773
Cisco Systems, Inc.	274,084		14,586,750
Corning, Inc.	51,850		2,341,027
Dell Technologies, Inc., Cl. C	19,415		2,301,454
F5, Inc.	4,048	[a]	891,370
Hewlett Packard Enterprise Co.	86,390		1,767,539
HP, Inc.	65,650		2,354,865
Jabil, Inc.	7,856		941,384
Juniper Networks, Inc.	21,269		829,066
Keysight Technologies, Inc.	11,525	[a]	1,831,668
Motorola Solutions, Inc.	11,304		5,082,618
NetApp, Inc.	13,737		1,696,657

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Technology Hardware & Equipment - 8.9% (continued)
Seagate Technology Holdings PLC	14,226		1,558,174
Super Micro Computer, Inc.	3,337	[a]	1,389,527
Te Connectivity PLC	20,639	[a]	3,116,283
Teledyne Technologies, Inc.	3,226	[a]	1,411,891
Trimble, Inc.	16,932	[a]	1,051,308
Western Digital Corp.	22,562	[a]	1,540,759
Zebra Technologies Corp., Cl. A	3,518	[a]	1,302,786
			299,751,855
Telecommunication Services - .9%
AT&T, Inc.	488,481		10,746,582
T-Mobile US, Inc.	33,224		6,856,105
Verizon Communications, Inc.	284,783		12,789,605
			30,392,292
Transportation - 1.5%
C.H. Robinson Worldwide, Inc.	8,100		893,997
CSX Corp.	130,512		4,506,579
Delta Air Lines, Inc.	43,883		2,228,818
Expeditors International of Washington, Inc.	9,278		1,219,129
FedEx Corp.	15,382		4,209,746
J.B. Hunt Transport Services, Inc.	5,678		978,490
Norfolk Southern Corp.	15,241		3,787,388
Old Dominion Freight Line, Inc.	12,574		2,497,699
Southwest Airlines Co.	41,422	[b]	1,227,334
Uber Technologies, Inc.	142,352	[a]	10,699,176
Union Pacific Corp.	41,310		10,182,089
United Airlines Holdings, Inc.	21,531	[a]	1,228,559
United Parcel Service, Inc., Cl. B	49,657		6,770,235
			50,429,239
Utilities - 2.5%
Alliant Energy Corp.	17,725		1,075,730
Ameren Corp.	18,192		1,591,072
American Electric Power Co., Inc.	35,609		3,653,483
American Water Works Co., Inc.	13,366		1,954,644
Atmos Energy Corp.	10,238	[b]	1,420,113
CenterPoint Energy, Inc.	44,401		1,306,277
CMS Energy Corp.	19,919		1,406,879
Consolidated Edison, Inc.	23,923		2,491,102
Constellation Energy Corp.	21,219		5,517,364
Dominion Energy, Inc.	56,300		3,253,577
DTE Energy Co.	14,375		1,845,894
Duke Energy Corp.	52,555		6,059,591
Edison International	25,767		2,244,048
Entergy Corp.	14,124		1,858,860
Evergy, Inc.	14,961		927,732
Eversource Energy	23,300		1,585,565

Description		Shares		Value ($)
Common Stocks - 98.5% (continued)
Utilities - 2.5% (continued)
Exelon Corp.		68,436		2,775,080
FirstEnergy Corp.		36,205		1,605,692
NextEra Energy, Inc.		139,206		11,767,083
NiSource, Inc.		31,012		1,074,566
NRG Energy, Inc.		13,568		1,236,045
PG&E Corp.		143,199		2,831,044
Pinnacle West Capital Corp.		7,570		670,626
PPL Corp.		51,034		1,688,205
Public Service Enterprise Group, Inc.		33,421		2,981,487
Sempra		42,529		3,556,700
The AES Corp.		49,717		997,323
The Southern Company		73,770		6,652,579
Vistra Corp.		23,217		2,752,143
WEC Energy Group, Inc.		21,935		2,109,708
Xcel Energy, Inc.		37,438		2,444,701
				83,334,913
Total Common Stocks (cost $652,108,455)				3,296,814,888
	1-Day Yield (%)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $48,549,249)	4.95	48,549,249	[d]	48,549,249
Total Investments (cost $700,657,704)		100.0%		3,345,364,137
Cash and Receivables (Net)		.0%		1,562,468
Net Assets		100.0%		3,346,926,605

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2024, the value of the fund’s securities on loan was $30,852,545 and the value of the collateral was $31,556,560, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust domiciled in the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	182	12/20/2024	52,528,987	52,909,675	380,688
Gross Unrealized Appreciation				380,688

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Stock Index Fund, Inc.

September 30, 2024 (Unaudited)

The following is a summary of the inputs used as of September 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,296,814,888	-	-	3,296,814,888
Investment Companies	48,549,249	-	-	48,549,249
Other Financial Instruments:
Futures††	380,688	-	-	380,688

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2024 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2024, accumulated net unrealized appreciation on investments was $2,645,087,121, consisting of $2,672,168,538 gross unrealized appreciation and $27,081,417 gross unrealized depreciation.

At September 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.